RELATED PARTY TRANSACTIONS - Fund management fees accrued (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 796,825	$ 1,383,732
Asset Management and Reporting Fee	148,677	281,640
Fund Management Fee net of Asset Management and Reporting Fee	648,148	1,102,092
Series Twenty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series Twenty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	28,397
Asset Management and Reporting Fee	0	2,356
Fund Management Fee net of Asset Management and Reporting Fee	0	26,041
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	15,044	45,474
Asset Management and Reporting Fee	0	1,000
Fund Management Fee net of Asset Management and Reporting Fee	15,044	44,474
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	21,000
Asset Management and Reporting Fee	0	6,380
Fund Management Fee net of Asset Management and Reporting Fee	0	14,620
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	20,112
Asset Management and Reporting Fee	0	2,000
Fund Management Fee net of Asset Management and Reporting Fee	0	18,112
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	21,752	29,040
Asset Management and Reporting Fee	0	4,566
Fund Management Fee net of Asset Management and Reporting Fee	21,752	24,474
Series Thirty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series Thirty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	4,308
Asset Management and Reporting Fee	0	70,826
Fund Management Fee net of Asset Management and Reporting Fee	0	(66,518)
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	50,243	74,518
Asset Management and Reporting Fee	13,516	13,000
Fund Management Fee net of Asset Management and Reporting Fee	36,727	61,518
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	34,323	46,188
Asset Management and Reporting Fee	13,516	20,920
Fund Management Fee net of Asset Management and Reporting Fee	20,807	25,268
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	24,102	40,344
Asset Management and Reporting Fee	4,200	3,000
Fund Management Fee net of Asset Management and Reporting Fee	19,902	37,344
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	28,735
Asset Management and Reporting Fee	0	3,200
Fund Management Fee net of Asset Management and Reporting Fee	0	25,535
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	10,650
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0	10,650
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	22,065
Asset Management and Reporting Fee	0	3,000
Fund Management Fee net of Asset Management and Reporting Fee	0	19,065
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series Forty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	52,310
Asset Management and Reporting Fee	0	7,380
Fund Management Fee net of Asset Management and Reporting Fee	0	44,930
Series Forty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	107,516	134,220
Asset Management and Reporting Fee	18,082	29,355
Fund Management Fee net of Asset Management and Reporting Fee	89,434	104,865
Series Forty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	55,995	92,228
Asset Management and Reporting Fee	3,129	3,460
Fund Management Fee net of Asset Management and Reporting Fee	52,866	88,768
Series Forty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	45,534	98,207
Asset Management and Reporting Fee	13,296	11,231
Fund Management Fee net of Asset Management and Reporting Fee	32,238	86,976
Series Forty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	121,260	192,805
Asset Management and Reporting Fee	30,907	28,235
Fund Management Fee net of Asset Management and Reporting Fee	90,353	164,570
Series Forty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	135,226	233,935
Asset Management and Reporting Fee	37,353	24,327
Fund Management Fee net of Asset Management and Reporting Fee	97,873	209,608
Series Forty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	185,830	209,196
Asset Management and Reporting Fee	14,678	47,404
Fund Management Fee net of Asset Management and Reporting Fee	$ 171,152	$ 161,792